Derivative Instruments - Fair Value (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	$ 24	$ 47
Derivative liability, fair value	9	13
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	20	32
Derivative liability, fair value	3	1
Designated as Hedging Instrument | Other assets | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	6	5
Designated as Hedging Instrument | Other current assets | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	14	27
Designated as Hedging Instrument | Other long-term liabilities | Interest rate swaps
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	0	1
Designated as Hedging Instrument | Accrued expenses and other current liabilities | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	3	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	4	15
Derivative liability, fair value	6	12
Not Designated as Hedging Instrument | Other current assets | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Derivative asset, fair value	4	15
Not Designated as Hedging Instrument | Accrued expenses and other current liabilities | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Derivative liability, fair value	$ 6	$ 12